Marketable Securities	9 Months Ended
Sep. 30, 2021
Marketable Securities
Note 4 - Marketable Securities

Note 4 - Marketable Securities

The Company owns marketable securities (common stock) as outlined below:

Balance, December 31, 2020	$-
Additions	51,260

Balance, September 30, 2021	$51,260

The Company classifies it’s marketable securities as available for sale.

During the nine months ended September 30, 2021, the Company received 200,000 common shares with a value of $51,260 related to the option of the San Emidio Property.